Fair value of financial assets and liabilities (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Level 1
Financial assets measured at other than fair value
Money market investments - Brazilian Central Bank (note 4)	R$ 0	R$ 0	R$ 0
Investments Held-to-Maturity (note 6)	0	0	7,251,246
Financial Assets Measured At Amortized Cost / Loans and receivables:
Loans and amounts due from credit institutions (note 5)	0	0	0
Loans and advances to customers (note 9)	0	0	0
Loans and receivables - Debt instruments (note 6)	0	0	0
Financial Assets Measured At Amortized Cost - Debt instruments (note 6)	5,378,791	9,766,162	0
Total	5,378,791	9,766,162	7,251,246
Level 2
Financial assets measured at other than fair value
Money market investments - Brazilian Central Bank (note 4)	15,249,515	15,269,809	33,914,021
Investments Held-to-Maturity (note 6)	0	0	3,335,871
Financial Assets Measured At Amortized Cost / Loans and receivables:
Loans and amounts due from credit institutions (note 5)	109,233,128	79,607,197	65,209,902
Loans and advances to customers (note 9)	0	0	0
Loans and receivables - Debt instruments (note 6)	0	0	17,127,511
Financial Assets Measured At Amortized Cost - Debt instruments (note 6)	7,858,612	29,161,194	0
Total	132,341,255	124,038,200	119,587,305
Level 3
Financial assets measured at other than fair value
Money market investments - Brazilian Central Bank (note 4)	0	0	0
Investments Held-to-Maturity (note 6)	0	0	0
Financial Assets Measured At Amortized Cost / Loans and receivables:
Loans and amounts due from credit institutions (note 5)	0	0	0
Loans and advances to customers (note 9)	327,278,243	303,495,240	275,647,324
Loans and receivables - Debt instruments (note 6)	0	0	0
Financial Assets Measured At Amortized Cost - Debt instruments (note 6)	26,440,789	0	0
Total	353,719,032	303,495,240	275,647,324
Carrying Amount
Financial assets measured at other than fair value
Money market investments - Brazilian Central Bank (note 4)	15,249,515	15,228,491	33,831,521
Investments Held-to-Maturity (note 6)	0	0	10,214,454
Financial Assets Measured At Amortized Cost / Loans and receivables:
Loans and amounts due from credit institutions (note 5)	109,233,128	79,607,001	65,209,902
Loans and advances to customers (note 9)	326,699,480	301,702,207	272,420,157
Loans and receivables - Debt instruments (note 6)	0	0	17,616,515
Financial Assets Measured At Amortized Cost - Debt instruments (note 6)	38,748,296	36,799,509	0
Total	489,930,419	433,337,208	399,292,549
Fair Value
Financial assets measured at other than fair value
Money market investments - Brazilian Central Bank (note 4)	15,249,515	15,269,809	33,914,021
Investments Held-to-Maturity (note 6)	0	0	10,587,117
Financial Assets Measured At Amortized Cost / Loans and receivables:
Loans and amounts due from credit institutions (note 5)	109,233,128	79,607,197	65,209,902
Loans and advances to customers (note 9)	327,278,243	303,495,240	275,647,324
Loans and receivables - Debt instruments (note 6)	0	0	17,127,511
Financial Assets Measured At Amortized Cost - Debt instruments (note 6)	39,678,192	38,927,356	0
Total	R$ 491,439,078	R$ 437,299,602	R$ 402,485,875